Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mineral Property Interests [Line Items]
Balance, beginning of the year	$ 145,190	$ 160,693
Sale of Homestake Resources		(16,460)
Acquisition of additional ownership interest in ESJV		1,281
Option payment received	(880)	(310)
Dispositions	(1,746)
Change in estimate of provision for site reclamation and closure	75	(14)
Balance, end of the year	142,639	145,190
Quebec [Member]
Disclosure Of Mineral Property Interests [Line Items]
Balance, beginning of the year	125,656	125,094
Sale of Homestake Resources		0
Acquisition of additional ownership interest in ESJV		1,281
Option payment received	(880)	(310)
Dispositions	(1,746)
Change in estimate of provision for site reclamation and closure	(52)	(409)
Balance, end of the year	122,978	125,656
Nunavut [Member]
Disclosure Of Mineral Property Interests [Line Items]
Balance, beginning of the year	19,534	19,139
Sale of Homestake Resources		0
Acquisition of additional ownership interest in ESJV		0
Option payment received	0	0
Dispositions	0
Change in estimate of provision for site reclamation and closure	127	395
Balance, end of the year	19,661	19,534
British Columbia [Member]
Disclosure Of Mineral Property Interests [Line Items]
Balance, beginning of the year	0	16,460
Sale of Homestake Resources		(16,460)
Acquisition of additional ownership interest in ESJV		0
Option payment received	0	0
Dispositions	0
Change in estimate of provision for site reclamation and closure	0	0
Balance, end of the year	$ 0	$ 0